Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories
	Finished Goods	Work-in- Process	Raw Materials	Total
	(In Thousands)
December 31, 2015:	$19,030	$—	$5,427	$24,457

December 31, 2014:	$22,697	$—	$2,147	$24,844